6. Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue.
Schedule of contract liabilities from customer

	December 31, 2019	December 31, 2018
Receivables	204	210
Contract liabilities	59,314	61,847

Schedule of Disaggregation of Revenue

	2019	2018	2017
Major service lines:
Collaboration revenue	19,685	22,018	390
Service revenue	1,706	1,717	1,620
	21,391	23,735	2,010

Revenue:
Point in time	5,783	21,863	233
Over time	15,608	1,872	1,777
	21,391	23,735	2,010